Patents (Details) - Schedule of Finite-Lived Intangible Assets - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Finite-Lived Intangible Assets [Abstract]
Total Patents	$ 77,722	$ 77,743	$ 77,743
Accumulated Amortization	(68,220)	(65,951)	(61,415)
Patent costs, net	$ 9,502	$ 11,792	$ 16,328